Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2017	Mar. 31, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Letters of guarantee and letters of credit				$ 590	$ 590
Cash consideration for purchase of vessel				0	60,115	$ 0
Other long term assets				4,856	2,647
Restricted cash				6,558	5,386	13,480
Other income				$ 6,140	18,175	$ 4,840
Navios Logistics
Collateralized cash amount released		$ 2,900
Navios Logistics | Letter of Credit
Restricted cash					2,900
Navios Acquisition | Revolver
Maximum borrowing capacity					$ 50,000
Litigation settlement expense			$ 775
Settlement agreement date				Jun. 09, 2016
Lawsuit filing date				Apr. 01, 2016
Vitol S.A. | Navios Logistics
Guarantee and indemnity letter				$ 12,000
Guarantees				Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2019.
Vale | Navios Logistics
Litigation Settlement, Amount Awarded from Other Party	$ 21,500
Other income				$ 1,157
Three pushboats | Navios Logistics
Contractual obligation next twelve months				$ 580
Bulk carrier vessel
Vessel capacity in DWT				82,000 dwt
Date of expected delivery				Q4 2019
Cash consideration for purchase of vessel				$ 2,705
Other long term assets				2,724
Contractual Obligation				$ 5,410
Construction of river and estuary tanker
Lease Term				5 years
Construction of river and estuary tanker | Navios Logistics
Contractual obligation next twelve months				$ 9,024
Covers for Dry Barges
Contractual Obligation				1,115
Covers for Dry Barges | Navios Logistics
Contractual obligation next twelve months				$ 486